Equity and Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Components in Accumulated Other Comprehensive Income
The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Unrealized gains (losses) on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2017	$(713)	$(80)	$46	$3,420	$2,673
Other comprehensive income	245	818	10	327	1,400
Amounts reclassified to net income	—	(849)	(24)	(541)	(1,414)
Net other comprehensive income (loss)	245	(31)	(14)	(214)	(14)
Balance at December 31, 2017	(468)	(111)	32	3,206	2,659
Opening balance sheet adjustment (Note 1)	(15)	(24)	(13)	682	630
Adjusted opening balance	(483)	(135)	19	3,888	3,289
Other comprehensive income (loss)	(117)	(574)	—	(164)	(855)
Amounts reclassified to net income	—	629	1	(694)	(64)
Net other comprehensive income (loss)	(117)	55	1	(858)	(919)
Balance at December 31, 2018	(600)	(80)	20	3,030	2,370
Other comprehensive income (loss)	16	(699)	8	—	(675)
Amounts reclassified to net income	—	(37)	(1)	(659)	(697)
Net other comprehensive income (loss)	16	(736)	7	(659)	(1,372)
Balance at December 31, 2019	$(584)	$(816)	$27	$2,371	$998